Fair Value - Schedule Of Reconciliation Of The Conversion Option Liability And Detachable Warrant Liability (Details) (USD $)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Beginning balance January 1, 2012	$ 0
Initial recognition of debt derivative from issuance of January 3, 2012, $29,295 convertible note and warrants	10,504
Mark to market of debt derivative	(736)
Ending balance as of June 30, 2012	$ 9,768